UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23732

Build Funds Trust
(Exact name of registrant as specified in charter)

3608 West Truman Blvd., Suite 200

Jefferson City, MO 65109
(Address of principal executive offices) (Zip code)

John Ruth

3608 West Truman Blvd., Suite 200

Jefferson City, MO 65109
(Name and address of agent for service)

(833) 852-8453

Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2024

Date of reporting period: March 31, 2024

1

Item 1. Reports to Stockholders.

(a)

Build Bond Innovation ETF
Build Funds Trust

Semi-Annual Report

For the Period Ended March 31, 2024

Build Bond Innovation ETF

Build Bond Innovation ETF

Unaudited

Dear Build Bond Innovation ETF Shareholder:

The Build Bond Innovation ETF (the “Fund”) delivered a 6.24% return on a Net Asset Value (“NAV”) basis over the semi-annual period ended March 31, 2024. NAV increased by $0.85 from $22.41 to $23.26 per share, with an $0.89 per share net gain on investments accounting for more than the entirety of the overall increase. Net investment income of $0.49 per share also contributed 2.19% to the Fund’s return based on beginning net asset value, attributed to the continued higher interest rates available in fixed income and money markets. The combined environment of elevated level of interest rates alongside rising asset prices presented a favorable backdrop for the investment strategy during the period. For comparison, the Fund’s benchmark Bloomberg US Aggregate Index recorded a 5.99% total return on a NAV basis during the period.

As we begin the second half of the Fund’s fiscal year, the Federal Reserve (the “Fed”) continues to hold monetary policy restrictive despite a significant improvement in the rate of increase of price levels in the broader economy over the trailing 18 months. In recent months however, the government’s Consumer Price Index (“CPI”) has witnessed an uptick as progress towards price stability appears to have stalled out north of the 3% rate of annual increase (stubbornly above the Fed’s 2% annual target). For the time being, policymakers and financial markets appear confused about the magnitude and direction for the next move in interest rates. In our opinion, the risk and likelihood skew toward interest rates moving temporarily lower as pressure in the financial system signaled by the inverted yield curve that has prevailed for nearly two years seeks to alleviate itself into normalization. If interest rates cuts materialize over the remainder of 2024, this implies potentially lower investment income derived from the Fund’s fixed income holdings over the near- to medium-term.

While we expect much of the dynamics that define the current backdrop in financial markets to persist, some trends warrant specifically mentioning. While noticeably slowing since recording a 4.9% annualized growth rate in the third quarter of 2023, U.S. GDP has continued to demonstrate resilience towards the upside. At the time of this writing, the Atlanta Fed’s GDPNow™ forecast expects U.S. GDP growth to come in at 4.2% for the second quarter of 2024. All else equal, the prospects for maintaining interest rates at current levels would be strongly encouraged if growth were to materialize at or near this magnitude. But while this would be beneficial to the net interest income generated from the Fund’s fixed income holdings, it is difficult to foresee the impact this might have on asset prices which would materialize in the Fund’s performance through its options overlay.

The ongoing fiscal outlook for the U.S. government remains a top-of-mind issue in the investment landscape. The course of developments on this front carries significant implications in coming years, with the U.S. dollar and Treasury debt still maintaining a dominant position as an international reserve holding. Recent results suggest a previously brushed-off topic has now become increasingly recognized as deeply serious: public debt eclipsed $34.5 trillion at the end of March 2024, while the government’s deficit-to-GDP ratio exceeded 6% annually in 2023 for the first time outside of a recession since World War II. Moreover, the easy policy moves once available under similar situations in recent decades may no longer be a simple or costless option: bond markets may not be so willing to go along with interest rate cuts as a policy tool, or CPI price levels might not be so reluctant to brush off debt monetization policies as they were once able.

Capable investment strategies and managers will continue to respond and adapt to unfamiliar market conditions and new economic constraints as they are encountered. As prior rules and assumptions continue to be challenged, relying on passive investment strategies and behaviors that developed into industry standards over four decades of relative stability may not be the best course of action. With the Fund’s demonstrated track record and appreciation for the fundamentals driving today’s landscape, we continue to view the Fund’s strategy as a sound approach for navigating fixed income investing through the period ahead.

Matthew Dines
CIO, Build Asset Management LLC
May 14, 2024

The performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the SEC Standardized performance and the most recent month-end performance, please call (833) 852-8453 or visit the Fund’s website at https://getbuilding.com/etfs/bfix/.

The views in this report were those of the author as of March 31, 2024 and may not reflect their views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market.

CPI Index: The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

A basis point equals 1/100th of 1%.

Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on.

The Fund is actively managed, which means that investment decisions are made based on the Build Asset Management LLC’s (“Adviser”) investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. The Fund invests in ETFs (Exchange-Traded Funds) and is therefore subject to the same risks as the underlying securities in which the ETF invests as well as entails higher expenses than if invested into the underlying ETF directly. While the option overlay is intended to improve the Fund’s performance, there is no guarantee that it will do so. Utilizing an option overlay strategy involves the risk that as the buyer of a call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. Also, securities and options traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk.

Build Bond Innovation ETF

AVERAGE ANNUAL RATE OF RETURN
For the Period Ended March 31, 2024 (Unaudited)

	1 Month	6 Month	1 Year	Since Inception(a)
Build Bond Innovation ETF (at NAV)(b)	1.48%	6.24%	5.99%	-0.08%
Build Bond Innovation ETF (at Market Price)(b)	1.49%	6.30%	5.92%	-0.03%
Bloomberg U.S. Aggregate Bond Index	0.92%	5.99%	1.70%	-2.80%

The total returns quoted do not reflect the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, or sales of shares.

(a)The Fund commenced operations on February 10, 2022.

(b)The Fund expense ratio is 0.45%.

Portfolio Allocations
As of March 31, 2024 (Unaudited)

Industry Group	Percentage of Net Assets
U.S. Treasury Obligations	78.6%
Corporate Bonds	21.5%
Purchased Options	3.5%
Short-Term Investments and Other Assets and Liabilities	-3.6%
TOTAL	100.0%

The performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, please call (833) 852-8453 or visit the Fund’s website at https://getbuilding.com/etfs/bfix/.

Shares are bought and sold at market price, not net asset value (“NAV”), and are not individually redeemed from the Fund. Market price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined), and do not represent the return you would receive if you traded at other times.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Exchange Traded Funds (ETFs) before investing. To obtain an ETF’s prospectus containing this and other important information, please call (833) 852-8453, or visit https://getbuilding.com/etfs/bfix/. Please read the prospectus carefully before you invest.

IMPORTANT RISK INFORMATION: An investment in the Fund involves risk, including possible loss of principal. Past performance does not guarantee future results.

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption on the last day of the period at net asset value.

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the midpoint of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

Build Bond Innovation ETF

Expense Example
For the Six Months Ended March 31, 2024 (Unaudited)

As a shareholder of the Build Bond Innovation ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 through March 31, 2024.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Build Bond Innovation ETF

	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During the Period(a)(b)
Actual	$1,000.00	$1,060.15	$2.32

Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.75	$2.28

(a)Expenses paid during the period are equal to the Fund’s annualized expense ratio, 0.45%, multiplied by the average account value over the period, multiplied by 183 and divided by 366 (to reflect the one-half year period).

(b)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying Funds in which the Fund invests. The Fund’s annualized Expense Ratio of 0.45% reflects only the direct expenses of the Fund. If the Fund’s annualized Expense Ratio during the period included such indirect expenses, known as Acquired Fund Fees and Expenses, it would have been 0.45% for the Actual and Hypothetical Expense Examples.

The accompanying notes are an integral part of these financial statements.

BUILD BOND INNOVATION ETF

SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

	PRINCIPAL AMOUNT	Value
U.S. TREASURY OBLIGATIONS - 78.6%
U.S. Treasury Bonds - 78.6%
0.63%, 10/15/2024(a)	$400,000	$390,315
0.75%, 11/15/2024	400,000	389,156
4.50%, 11/30/2024	400,000	398,091
2.13%, 11/30/2024(a)	325,000	318,440
1.50%, 02/15/2025	400,000	387,669
3.88%, 03/31/2025	425,000	420,256
0.25%, 05/31/2025	425,000	402,621
4.75%, 07/31/2025(a)	500,000	499,258
5.00%, 08/31/2025	500,000	501,133
5.00%, 09/30/2025	440,000	441,203
5.00%, 10/31/2025	500,000	501,563
4.88%, 11/30/2025	475,000	475,854
4.25%, 01/31/2026	500,000	496,211
4.63%, 02/28/2026	500,000	499,746
4.63%, 11/15/2026	50,000	50,186
1.38%, 11/15/2031	625,000	511,071
1.25%, 05/15/2050	340,000	174,409
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,887,927)		6,857,182

CORPORATE BONDS - 21.5%
Agriculture, Construction, and Mining Machinery Manufacturing - 0.4%
Deere & Co., 2.75%, 04/15/2025	40,000	39,030
Automotive Parts, Accessories, and Tire Retailers - 1.3%
AutoZone, Inc.
3.13%, 04/18/2024	100,000	99,863
3.63%, 04/15/2025	18,000	17,674
		117,537
Building Material and Supplies Dealers - 0.0%(b)
Lowe’s Cos., Inc., 3.13%, 09/15/2024	2,000	1,978
Business Support Services - 0.9%
Mastercard, Inc., 3.38%, 04/01/2024	74,000	74,000
Moody’s Corp., 3.75%, 03/24/2025	5,000	4,920
		78,920
Commercial and Service Industry Machinery Manufacturing - 0.1%
KLA Corp., 4.65%, 11/01/2024	7,000	6,967
Communications Equipment Manufacturing - 0.9%
Apple, Inc., 2.85%, 05/11/2024	80,000	79,746
Computer Systems Design and Related Services - 0.1%
Oracle Corp., 2.50%, 04/01/2025	11,000	10,672
Converted Paper Product Manufacturing - 0.6%
Kimberly-Clark Corp., 2.65%, 03/01/2025	50,000	48,839
Data Processing, Hosting, and Related Services - 0.5%
Hewlett Packard Enterprise Co.
1.45%, 04/01/2024	37,000	37,000
5.90%, 10/01/2024	10,000	10,021
		47,021

The accompanying notes are an integral part of these financial statements.

	PRINCIPAL AMOUNT	Value
Depository Credit Intermediation - 0.5%
Canadian Imperial Bank of Commerce, 3.10%, 04/02/2024	$18,000	$ 18,000
JPMorgan Chase & Co., 3.88%, 09/10/2024	12,000	11,905
JPMorgan Chase Financial Co. LLC, 3.13%, 04/29/2024	11,000	10,961
		40,866
Electronic Shopping and Mail-Order Houses - 0.5%
eBay, Inc., 3.45%, 08/01/2024	40,000	39,686
Hardware Manufacturing - 0.2%
Fortune Brands Innovations, Inc., 4.00%, 06/15/2025	20,000	19,617
Insurance Carriers - 1.1%
MetLife, Inc.
3.60%, 04/10/2024	64,000	63,972
3.00%, 03/01/2025	15,000	14,678
UnitedHealth Group, Inc., 0.55%, 05/15/2024	18,000	17,894
		96,544
Lessors of Real Estate - 1.0%
Essex Portfolio LP, 3.50%, 04/01/2025	35,000	34,295
Mid-America Apartments LP, 3.75%, 06/15/2024	50,000	49,774
		84,069
Machinery, Equipment, and Supplies Merchant Wholesalers - 0.1%
WW Grainger, Inc., 1.85%, 02/15/2025	5,000	4,854
Natural Gas Distribution - 0.2%
Puget Energy, Inc., 3.65%, 05/15/2025	5,000	4,885
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025	10,000	9,992
		14,877
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 0.7%
L3Harris Technologies, Inc., 3.95%, 05/28/2024	58,000	57,824
Northrop Grumman Corp., 2.93%, 01/15/2025	3,000	2,945
		60,769
Nondepository Credit Intermediation - 1.3%
American Express Co., 3.38%, 05/03/2024	32,000	31,933
American Honda Finance Corp., 0.75%, 08/09/2024	40,000	39,365
Caterpillar Financial Services Corp., 0.45%, 05/17/2024	15,000	14,903
John Deere Capital Corp., 3.35%, 06/12/2024	35,000	34,860
		121,061
Oil and Gas Extraction - 1.3%
Enterprise Products Operating LLC, 3.75%, 02/15/2025	65,000	64,141
Occidental Petroleum Corp., 5.88%, 09/01/2025	25,000	25,097
Pioneer Natural Resources Co., 1.13%, 01/15/2026	12,000	11,176
Shell International Finance BV, 3.25%, 05/11/2025	7,000	6,865
		107,279
Other Financial Investment Activities - 0.2%
Morgan Stanley, 3.88%, 04/29/2024	15,000	14,978
Other Investment Pools and Funds - 0.2%
Blackstone Private Credit Fund, 1.75%, 09/15/2024	15,000	14,709
Petroleum and Coal Products Manufacturing - 0.6%
Exxon Mobil Corp., 2.71%, 03/06/2025	6,000	5,868
Phillips 66, 3.85%, 04/09/2025	46,000	45,315
		51,183

The accompanying notes are an integral part of these financial statements.

	PRINCIPAL AMOUNT	Value
Petroleum and Petroleum Products Merchant Wholesalers - 1.3%
Energy Transfer LP
4.25%, 04/01/2024	$ 110,000	$ 110,000
3.90%, 05/15/2024	8,000	7,982
		117,982
Pharmaceutical and Medicine Manufacturing - 1.9%
AbbVie, Inc., 2.60%, 11/21/2024	3,000	2,947
Amgen, Inc.
3.63%, 05/22/2024	40,000	39,885
5.25%, 03/02/2025	10,000	9,974
Gilead Sciences, Inc.
3.70%, 04/01/2024	62,000	62,000
3.50%, 02/01/2025	37,000	36,422
Merck & Co., Inc., 2.75%, 02/10/2025	21,000	20,571
		171,799
Pipeline Transportation of Natural Gas - 0.2%
El Paso Natural Gas Co. LLC, 7.50%, 11/15/2026	15,000	15,725
Restaurants and Other Eating Places - 0.7%
McDonald’s Corp.
3.25%, 06/10/2024	38,000	37,836
3.38%, 05/26/2025	20,000	19,583
		57,419
Securities and Commodity Exchanges - 1.0%
Intercontinental Exchange, Inc., 3.65%, 05/23/2025	90,000	88,341
Semiconductor and Other Electronic Component Manufacturing - 1.2%
Amphenol Corp., 3.20%, 04/01/2024	96,000	96,000
Intel Corp., 2.88%, 05/11/2024	12,000	11,962
		107,962
Ship and Boat Building - 0.3%
Huntington Ingalls Industries, Inc., 3.84%, 05/01/2025	26,000	25,510
Software Publishers - 0.6%
Adobe, Inc., 3.25%, 02/01/2025	50,000	49,185
Steel Product Manufacturing from Purchased Steel - 0.2%
Steel Dynamics, Inc., 2.40%, 06/15/2025	16,000	15,414
Support Activities for Mining - 0.3%
ConocoPhillips Co., 3.35%, 05/15/2025	27,000	26,297
Traveler Accommodation - 0.5%
Host Hotels & Resorts LP, 3.88%, 04/01/2024	15,000	15,000
Marriott International, Inc.
3.60%, 04/15/2024	21,000	20,980
3.75%, 03/15/2025	6,000	5,899
		41,879
Warehouse Clubs, Supercenters, and Other General Merchandise Retailers - 0.4%
Costco Wholesale Corp., 2.75%, 05/18/2024	36,000	35,869
Wired and Wireless Telecommunications Carriers - 0.2%
T-Mobile USA, Inc., 3.50%, 04/15/2025	22,000	21,577
TOTAL CORPORATE BONDS (Cost $1,875,684)		1,876,161

The accompanying notes are an integral part of these financial statements.

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 3.5%(c)(d)
Call Options - 3.5%
Invesco QQQ Trust Series 1, Expiration: 06/21/2024; Exercise Price: $410.00	$ 133,203	3	$ 12,945
iShares 20+ Year Treasury Bond ETF, Expiration: 06/21/2024; Exercise Price: $94.00	454,176	48	14,160
ProShares Bitcoin Strategy ETF, Expiration: 06/21/2024; Exercise Price: $26.00	132,430	41	27,142
SPDR Gold Shares, Expiration: 06/21/2024; Exercise Price: $190.00	1,378,324	67	121,672
SPDR S&P 500 ETF
Expiration: 06/21/2024; Exercise Price: $497.00	993,833	19	69,407
Expiration: 12/20/2024; Exercise Price: $535.00	1,098,447	21	61,719
TOTAL PURCHASED OPTIONS (Cost $231,359)			307,045

	Shares
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.23%(e)	7,151	7,151

TOTAL SHORT-TERM INVESTMENTS (Cost $7,151)		7,151

TOTAL INVESTMENTS - 103.7% (Cost $9,002,121)		$9,047,539
Liabilities in Excess of Other Assets - (3.7)%		(326,622)
TOTAL NET ASSETS - 100.0%		$8,720,917

Percentages are stated as a percent of net assets.

(a)A portion of this security is held for collateral on purchased options.

(b)Represents less than 0.05% of net assets.

(c)Exchange-traded.

(d)100 shares per contract.

(e)The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of these financial statements.

Build Funds Trust

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2024 (Unaudited)

Build Bond Innovation ETF
ASSETS:
Investments in securities, at value (Cost $9,002,121) (See Note 2)	$9,047,539
Receivable for investment securities sold	4,986
Interest receivable	90,309
Total Assets	$9,142,834

LIABILITIES:
Payable for investment securities purchased	418,520
Investment management fees (Note 3)	3,274
Due to Broker	123
Total Liabilities	421,917
NET ASSETS	$8,720,917

COMPONENTS OF NET ASSETS:
Paid-in capital	$11,037,883
Accumulated loss	(2,316,966)
NET ASSETS	$8,720,917

Shares issued and outstanding, $0 par value, unlimited shares authorized	375,000
Net Asset Value, Offering Price and Redemption Price Per Share	$23.26

The accompanying notes are an integral part of these financial statements.

Build Funds Trust

STATEMENT OF OPERATIONS
For the Period Ended March 31, 2024 (Unaudited)

Build Bond Innovation ETF
INVESTMENT INCOME:
Interest	$345,251
Total income	345,251

EXPENSES:
Broker interest fees	19
Investment management fees (See Note 3)	32,758
Total expenses	32,777
Net investment income	312,474

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments in securities	202,091
Net change in unrealized appreciation on investments in securities	344,410
Net realized and unrealized gain on investments in securities	546,501
Net increase in net assets resulting from operations	$858,975

The accompanying notes are an integral part of these financial statements.

Build Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Build Bond Innovation ETF (For the Period Ended March 31, 2024) (Unaudited)	Build Bond Innovation ETF (For the Year Ended September 30, 2023)
OPERATIONS:
Net investment income	$312,474	$828,744
Net realized gain (loss) on investments in securities	202,091	(225,547)
Net change in unrealized appreciation on investments in securities	344,410	3,860
Net increase in net assets resulting from operations	858,975	607,057

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
From net investment income	(323,591)	(829,895)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from shares issued	578,425	2,285,255
Cost of shares redeemed	(9,758,380)	(14,938,170)
Net decrease from capital transactions	(9,179,955)	(12,652,915)
Total decrease in net assets	(8,644,571)	(12,875,753)

NET ASSETS:
Beginning of period	17,365,488	30,241,241
End of period	$8,720,917	$17,365,488

SHARE TRANSACTIONS (SHARES):
Shares Outstanding, Beginning of period	775,000	1,325,000
Shares issued	25,000	100,000
Shares redeemed	(425,000)	(650,000)
Shares Outstanding, End of period	375,000	775,000

The accompanying notes are an integral part of these financial statements.

Build Bond Innovation ETF

Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the period ended March 31, 2024 (Unaudited)		For the year ended September 30, 2023	For the period ended September 30, 2022(a)
Net asset value, beginning of period	22.41		22.82	25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.49		0.87	0.18
Net realized and unrealized gain (loss) on investments(c)	0.89		(0.35)	(2.20)
Total from investment operations	1.38		0.52	(2.02)

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.53)		(0.93)	(0.16)
Net realized capital gain	—		—	—
Total distributions	(0.53)		(0.93)	(0.16)
Net asset value, end of period	$23.26		$22.41	$22.82

TOTAL RETURN:
Net Asset Value(d)	6.24	%^	2.24%	-8.08	%^
Market Value(e)	6.30	%^	2.17%	-8.00	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	8,721		17,365	30,241
Ratio of expenses to average net assets:(f)	0.45	%+	0.45%	0.45	%+
Ratio of net investment income to average net assets:(f)	4.29	%+	3.79%	1.19	%+

Portfolio turnover rate(g)	62	%^	130%	328	%^

(a)The Fund commenced operations on February 10, 2022.

(b)Calculated using average shares outstanding, during the period.

(c)The amounts reported for a share outstanding may not accord with the change in the aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period, and redemption on the last day of the period at net asset value.

(e)Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the midpoint of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(f)The expenses and net investment income do not reflect expenses from underlying investments.

(g)Portfolio turnover rate excludes in-kind transactions.

^Not Annualized.

+Annualized.

BUILD FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS
March 31, 2024 (Unaudited)

1.Organization

Build Funds Trust (the “Trust”) was organized as a Delaware statutory trust on July 6, 2021 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of one operational exchange-traded fund, Build Bond Innovation ETF (the “Fund”). The Fund is a non-diversified series of the Trust. The investment objective of the Fund is to seek capital appreciation and risk mitigation.

Build Asset Management, LLC (the “Adviser”) is the investment adviser to the Fund.

2.Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

a)Security Valuation. The Fund values its investments at fair value. The net asset value (“NAV”) of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m. Eastern Time. The Fund’s investments in securities are recorded at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

The Trust’s Board of Trustees (“Board”) designed the Adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The Adviser has established a Fair Valuation Committee (“Valuation Committee”) to administer, implement, and oversee the fair valuation process, and to make fair value decisions. The Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of comparisons of fair value determinations with actual trade prices and address new or evolving issues. The Valuation Committee also regularly reviews pricing vendor information and market data. Pricing decisions, processes, and controls over security valuation are also subject to additional internal reviews. The Valuation Committee reports to the Board information regarding the fair valuation process and related matters.

Exchange-traded funds listed on an exchange or on the Nasdaq National Market System are valued at the last quoted sale price or the official closing price of the day. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If no sale occurred during the day, investments are valued at the mean between closing bid and asked prices and categorized as Level 2. Investments in other regulated investment companies, including money market funds, are generally priced at the ending NAV provided by the service agent of the Fund and categorized as Level 1.

Bonds, notes, and U.S. government obligations are valued at an evaluated mean price obtained from an independent pricing service that uses a matrix pricing method or other analytical models. These securities will generally be categorized in Level 2 of the fair value hierarchy.

Investments in U.S. mutual funds, including money market funds, are valued at net asset value (“NAV”) each business day.

Options traded on an exchange are generally valued at the last reported settlement price on the exchange or OTC market on which they principally trade are categorized as Level 1. If the settlement price is not available, then options shall be valued at the mean price and categorized as Level 2.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The three levels defined by the hierarchy are as follows:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•Level 3 — Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of March 31, 2024.

Description	Level 1	Level 2	Level 3	Total
Build Bond Innovation ETF
Assets
U.S. Treasury Obligations	$—	$6,857,182	$—	$6,857,182
Corporate Bonds	—	1,876,161	—	1,876,161
Purchased Options	307,045	—	—	307,045
Short Term Investments	7,151	—	—	7,151
Total Assets	$314,196	$8,733,343	$—	$9,047,539

Please refer to the Schedule of Investments to view securities segregated by industry type.

The Fund did not hold any investments during the current fiscal period ended March 31, 2024, with significant unobservable inputs categorized as Level 3.

b)Derivative Instruments. The Adviser used derivative instruments, such as purchased options, to gain exposure to underlying securities. The Trust has adopted disclosure standards in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivatives affect an entity’s results of operations and financial position.

In general an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a purchased call or put option is exercised, the cost of the security acquired is increased by the premium paid for the call, or in the case of a put, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

The risks of using the types of derivatives in which the Fund may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds. The measurement of risks associated with these instruments is meaningful only when all related offsetting transactions are considered. The use of options does not create leverage in the Funds. Cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately as Deposits for options contracts on the Statement of Assets and Liabilities.

The following disclosure identifies the location and fair value amounts of the Fund’s derivative instruments on the Statement of Assets and Liabilities and the effect on the Statement of Operations, each categorized by type of derivative contract and related risk exposure.

As of March 31, 2024, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Build Bond Innovation ETF

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments Equity Contracts	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Purchased Options	Investments in securities, at value	$307,045		$—
Total		$307,045		$—

For the period ended March 31, 2024, financial derivative instruments had the following effect on the Statement of Operations:

Build Bond Innovation ETF

Equity Contracts	Net Realized Gain on Investments in Securities	Net Change in Unrealized Appreciation on Investments in Securities
Purchased Options	$261,767	$144,445
Total	$261,767	$144,445

The average monthly value of purchased options in the Fund during the period ended March 31, 2024 was $257,375.

c)Federal Income Taxes. The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies (“RIC”) and to distribute all its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no provision for federal income tax or excise is required.

Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Based on its analysis, management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statement as of March 31, 2024.

d)Distributions to Shareholders. The Fund expects to declare and distribute all its net investment income, if any, to shareholders as dividends monthly. The Fund will distribute net realized capital gains, if any, at least annually. Distributions to shareholders are determined in accordance with income tax regulations and recorded on the ex-dividend date.

e)Organizational and Offering Costs. The Adviser has agreed to bear all organizational and offering expenses for the Fund.

f)Use of Estimates. The preparation of the financial statement in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g)Security Transactions and Income. Security transactions are recorded on trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Net realized gains and losses from sales of securities are determined using the specific identification method.

3.Investment Advisory and Other Agreements

Management

The Adviser acts as the Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).

Under the terms of the Investment Advisory Agreement between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment management services to the Fund and oversees the day-to-day operations of the Fund, subject to the oversight of the Board and the officers of the Trust. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser is responsible for the day-to-day management of the Fund’s portfolio, subject to the oversight of the Board. The Adviser oversees compliance with the Fund’s investment objective, policies, strategies and restrictions. The Board oversees the Adviser, and establishes policies that they must follow in their advisory activities.

Pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a management fee at an annual rate of 0.45% based on the Fund’s average daily net assets. For the period ended March 31, 2024 the Fund incurred $32,758 in investment advisory fees.

Under the Investment Advisory Agreement, the Adviser bears all of the ordinary operating expenses of the Fund, except for (i) interest and taxes (including, but not limited to, income, excise, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition, holding, voting and/or disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions; (iii) acquired fund fees and expenses (as such term is defined in Form N-1A as promulgated by the Securities and Exchange Commission) and expenses of other pooled investment vehicles and expenses relating to creation and redemption transactions (iv) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (v) the advisory fee payable to the Adviser hereunder; and (vi) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the Independent Trustees).

Administrator, Custodian, Transfer Agent and Accounting Agent

U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s administrator and, in that capacity performs various administrative and accounting services for the Fund. Fund Services also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; reviews the Fund’s advisory fee expense accrual and coordinates the preparation and payment of the advisory fee. The Distributor serves as the principal underwriter for shares of the Fund, and acts as the Fund’s distributor in a continuous public offering of the Fund’s shares. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Fund’s custodian (the “Custodian”). As of March 31, 2024, there were no fees incurred from the service providers described above as the Adviser bore all such costs.

4.Distribution and Fund Officers

Foreside Financial Services, LLC (“Foreside”) serves as the distributor of Creation Units for the Fund. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Foreside Fund Officer Services, LLC provides the Trust with a Chief Compliance Officer and Principal Financial Officer.

5.Purchases and Sales of Securities

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended March 31, 2024, were as follows:

Fund	Purchases	Sales
Build Bond Innovation ETF	6,052,135	14,194,077

During the current fiscal period, the values of the in-kind security transactions were as follows:

Fund	Subscriptions	Redemptions
Build Bond Innovation ETF	—	—

During the current fiscal period, the realized gains and losses of the in-kind security transactions were as follows:

Fund	Subscriptions	Redemptions
Build Bond Innovation ETF	—	—

5.Related Parties

As of March 31, 2024, certain officers and Trustees of the Trust were also officers or employees of the Adviser or affiliated with the Distributor. These officers and trustees do not receive compensation from the Trust for serving as officers and/or trustees.

6. Share Transactions

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The consideration for the purchase of Creation Units of a fund in the Fund generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee of $500 and a redemption transaction fee of $500 directly to the Custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the Fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. The Adviser, subject to the approval of the Board, may adjust or waive the transaction fee from time to time. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 25,000 shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Fund’s distributor, Foreside. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

7.Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of this financial statement, the Adviser owned 0% of the outstanding Shares.

8.Guarantees and Indemnifications

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. The Adviser is of the view that the risk of loss to the Fund in connection with the Fund indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

9.Regulatory Update

Effective January 24, 2023, the Securities and Exchange Commission (“SEC”) adopted rule and form amendments that require exchange traded funds to transmit concise and visually engaging annual and semiannual reports to shareholders that highlight certain information deemed by the SEC to be particularly important for investors. Certain other information, including financial statements, will no longer appear in shareholder reports but will, as required, be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Fund until its 2024 annual shareholder report. Management is currently evaluating the implications of these amendments and its impact on the Fund’s financial statements.

10.Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition of disclosure in the Fund’s financial statements.

On April 30, 2024, The Fund declared and paid a distribution from ordinary income of $30,138 to shareholders of record as of April 29, 2024.

BUILD BOND INNOVATION ETF

ADDITIONAL INFORMATION (Unaudited)

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website at https://getbuilding.com/etfs/bfix/.

HOUSEHOLDING

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

DISCLOSURE OF PORTFOLIO HOLDINGS

Build Bond Innovation ETF files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov. In addition, the Fund’s full portfolio holdings are updated daily and available on the Build Asset Management’s website at https://getbuilding.com/etfs/bfix/.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (833) 852-8453, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Fund’s website at https://getbuilding.com/etfs/bfix/. Information on how the Fund voted proxies relating to portfolio securities during the period ended June 30 is available without charge, upon request, by calling (833) 852-8453 or by accessing the website of the SEC at http://www.sec.gov.

TRUSTEES AND OFFICERS

Information regarding the Trustees and Officers is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (833) 852-8453, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Fund’s website at https://getbuilding.com/etfs/bfix/. The aggregate compensation paid to the Independent Trustees, as defined under the 1940 Act, for the period ended March 31, 2024 was $12,500.

BUILD BOND INNOVATION ETF

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the Investment Company Act of 1940, the Fund has established a liquidity risk management program to manage “liquidity risk” (the “LRMP”). “Liquidity Risk” is defined as the risk that the Fund could not meet requests to redeem shares issued by a Fund without significant dilution of remaining investors’ interest in the Fund. The LRMP is overseen by the Program Administrator, a committee comprised of representatives of the Fund’s investment adviser and officers of the Fund. The Fund’s Board has approved the designation of the Program Administrator to oversee the LRMP.

During the period ended March 31, 2024, the Trustees reviewed and considered a written report prepared by the Program Administrator that addressed the operation of the LRMP and assessed the LRMP’s adequacy and effectiveness of implementation for the most recent annual period (the “Review Period”). During the period covered by the report, it was determined that: (1) the LRMP continues to be reasonably designed to effectively assess and manage the Funds’ Liquidity Risk; and (2) the LRMP has been adequately and effectively implemented with respect to the Fund during the reporting period. Following the Trustees’ review and discussion, they determined that they believe the disclosures in the report, taken as a whole, provide the information necessary for the Trustees to effectively asses the LRMP and its implementation during the Review Period, and that they are comfortable with the report’s conclusion that the LRMP is reasonably designed to assess and manage the Funds’ liquidity risk and complies with the requirements of Rule 22e-4, and that the LRMP has operated as intended during the Review Period.

Fund	Symbol	CUSIP
Build Bond Innovation ETF	BFIX	12009B101

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Adviser Build Asset Management LLC 3608 W. Truman Blvd, Suite 200 Jefferson City, MO 65109	Distributor Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Administrator, Fund Accountant & Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian U.S. Bank, N.A. Custody Operations 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212	Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1350 Euclid Ave., Suite 800 Cleveland, OH 44115	Legal Counsel Thompson Hine LLP 1919 M Street, N.W., Suite 700 Washington, D.C. 20036-3537

BLDSAR2024

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

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Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Build Funds Trust

By (Signature and Title)*	/s/ John Ruth
John Ruth, Principal Executive Officer

Date	June 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Ruth
John Ruth, Principal Executive Officer

Date	June 7, 2024

By (Signature and Title)*	/s/Clem Sell
Clem Sell, Principal Financial Officer

Date	June 7, 2024

* Print the name and title of each signing officer under his or her signature.

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